UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2002

Check here if Amendment |_|; Amendment Number: ________________________
         This Amendment (Check only one.):   |_| is a restatement.
                                             |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Chatterjee Management Company (a)
Address: 888 Seventh Avenue
         New York, NY 10106

Form 13F File Number:  28-7216

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    John Flanagan
Title:   Chief Financial Officer
Phone:   212-333-9888

Signature, Place, and Date of Signing:


/s/ John Flanagan              New York, New York              August 14, 2002
---------------------------    ------------------              ---------------
[Signature]                    [City, State]                   [Date]

(a) Dr. Purnendu Chatterjee is the sole shareholder of Chatterjee Management Company.

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                       0
                                                                   -------

Form 13F Information Table Entry Total:                                 18
                                                                   -------

Form 13F Information Table Value Total:                            $49,761
                                                                   -------
                                                                  (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

      NONE

                          Chatterjee Management Company
                           Form 13F Information Table
                           Quarter Ended June 30, 2002

-----------------------------------------------------------------------------------------------------------------------------
Name of Issuer                 Title of    CUSIP    Value (x  Shrs or    SH/  Put/  Investment Discretion   Voting Authority
--------------                             -----                                    ---------------------   ----------------
                                 Class               $1000)    prn amt   PRN  Call  Sole   Shared   None  Sole  Shared  None
                                 -----               ------    -------   ---  ----  ----            ----  ----  ------  ----
                                                                                          Instr. V
                                                                                          --------
-----------------------------------------------------------------------------------------------------------------------------
ASPECT COMMUNICATIONS CORP       COM     04523Q102  $   699    218,400   SH          X                     X
-----------------------------------------------------------------------------------------------------------------------------
ART TECHNOLOGY GROUP INC         COM     04289L107  $   152    150,000   SH          X                     X
-----------------------------------------------------------------------------------------------------------------------------
BRIO SOFTWARE INC                COM     109704106  $   155    158,200   SH          X                     X
-----------------------------------------------------------------------------------------------------------------------------
CCC INFORMATION SVCS GROUP I     COM     12487Q109  $21,317  1,522,642   SH          X                     X
-----------------------------------------------------------------------------------------------------------------------------
CONSECO INC                      COM     208464107  $    38     18,895   SH          X                     X
-----------------------------------------------------------------------------------------------------------------------------
COSINE COMMUNICATIONS INC        COM     221222102  $   243    565,600   SH          X                     X
-----------------------------------------------------------------------------------------------------------------------------
COMPUTER ASSOC INTL INC          COM     204912109  $   392     24,700   SH          X                     X
-----------------------------------------------------------------------------------------------------------------------------
CRITICAL PATH INC                COM     22674V100  $ 2,645  2,592,779   SH          X                     X
-----------------------------------------------------------------------------------------------------------------------------
HEWLETT PACKARD CO               COM     428236103  $ 5,230    342,271   SH          X                     X
-----------------------------------------------------------------------------------------------------------------------------
INTERWOVEN INC                   COM     46114T102  $   855    280,348   SH          X                     X
-----------------------------------------------------------------------------------------------------------------------------
IVILLAGE INC                     COM     46588H105  $    26     20,819   SH          X                     X
-----------------------------------------------------------------------------------------------------------------------------
MICROSTRATEGY INC                CL A    594972101  $     5     10,000   SH          X                     X
-----------------------------------------------------------------------------------------------------------------------------
PRIMUS TELECOMMUNICATIONS GRP    COM     741929103  $ 2,539  3,627,190   SH          X                     X
-----------------------------------------------------------------------------------------------------------------------------
RCN CORP                         COM     749361101  $   106     77,539   SH          X                     X
-----------------------------------------------------------------------------------------------------------------------------


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

-----------------------------------------------------------------------------------------------------------------------------
SEEBEYOND TECHNOLOGIES CORP      COM     815704101  $ 1,222    394,300   SH          X                     X
-----------------------------------------------------------------------------------------------------------------------------
SELECTICA INC                    COM     816288104  $ 3,532    889,559   SH          X                     X
-----------------------------------------------------------------------------------------------------------------------------
SYBASE INC                       COM     871130100  $10,208    967,611   SH          X                     X
-----------------------------------------------------------------------------------------------------------------------------
VITRIA TECHNOLOGY                COM     92849Q104  $   397    413,900   SH          X                     X
-----------------------------------------------------------------------------------------------------------------------------
REPORT
SUMMARY: 18 DATA RECORDS                             49,761             0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED


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